Share Capital (Details) - Schedule of Number of Shares and Stated Value of Outstanding Shares	12 Months Ended
Dec. 31, 2023 shares
Telesat Public shares
Telesat Public shares	13,497,501
Class A Common shares [Member]
Telesat Public shares
Telesat Public shares	1,242,656
Class B Variable Voting shares [Member]
Telesat Public shares
Telesat Public shares	12,254,845